employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee benefits expense - gross
Wages and salaries	$ 2,800	$ 2,594
Share-based compensation	136	128
Pensions - defined benefit	95	82
Pensions - defined contribution	88	88
Restructuring costs	126	26
Other	163	156
Total	3,408	3,074
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(55)	(47)
Amortized contract acquisition costs	45	48
Capitalized contract fulfilment costs	(3)	(4)
Amortized contract fulfilment costs	3	2
Property, plant and equipment	(332)	(321)
Intangible assets subject to amortization	(170)	(158)
Total	(512)	(480)
Net	$ 2,896	$ 2,594